OTHER ASSETS AND OTHER LIABILITIES (Details 5) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Changes in investment property [abstract]
Begining Balance		S/ 504,927
Ending Balance		458,855	S/ 504,927
Lands
Changes in investment property [abstract]
Disposals and other		34,500
Ending Balance		218,663
Building
Changes in investment property [abstract]
Disposals and other		34,000
Ending Balance		240,192
Cost
Changes in investment property [abstract]
Begining Balance		550,606	462,440
Additions	[1]	9,217	88,186
Transfers	[2]	66,856	0
Sales	[3]	(89,897)	0
Disposals and other		(38,157)	(20)
Ending Balance		498,625	550,606
Cost | Lands
Changes in investment property [abstract]
Begining Balance		289,432
Additions	[1]	4,637
Transfers	[2]	0
Sales	[3]	(47,987)
Disposals and other		(27,419)
Ending Balance		218,663	289,432
Cost | Building
Changes in investment property [abstract]
Begining Balance		261,174
Additions	[1]	4,580
Transfers	[2]	66,856
Sales	[3]	(41,910)
Disposals and other		(10,738)
Ending Balance		279,962	261,174
Accumulated depreciation
Changes in investment property [abstract]
Begining Balance		45,679	41,307
Sales	[3]	(6,277)	0
Disposals and other		(6,072)	3
Depreciation for the year		6,440	4,369
Ending Balance		39,770	45,679
Accumulated depreciation | Building
Changes in investment property [abstract]
Begining Balance		45,679
Sales	[3]	(6,277)
Disposals and other		(6,072)
Depreciation for the year		4,500
Ending Balance		S/ 39,770	S/ 45,679

[1]	During the period 2016, subsidiary Pacífico Seguros carried out constructions and acquired a plot of land located at Nicolas Dueñas Avenue 475, Cercado de Lima for an amount of approximately S/21.9 million and another located in Ex-Fundo Marquez, in the vicinity of KM 14.6 of Coronel Nestor Gambeta Avenue, Callao for an amount of approximately S/60.9 million.
[2]	In order to consolidate the real estate projects, mainly of offices, during the year 2017, Pacífico Seguros liquidated the trust of the “Panorama” building located at Av. Juan de Arona N° 830 for a total amount of S/66.9 million.
[3]	The balance of sales for the year 2017 mainly comprises the transfer by Pacífico Seguros of the building located at Av. Guardia Civil 337 – Urb. Corpac, San Borja, which was sold for S/95.7 million. The total net cost of the building amounting to S/68.5 million comprises S/34.5 million in land and S/34.0 million in building (cost of S/38.5 million and depreciation of S/4.5 million).